AXONIC STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)
United States (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$241,441
TOTAL COMMON STOCKS
(Cost $521,155)		241,441

	Rate	Shares	Value
PREFERRED STOCKS (0.23%)
United States (0.23%)
Financials (0.23%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	83,247	1,842,256
Arbor Realty Trust, Series F	6.25%	99,092	2,130,478
Rithm Capital Corp., Series D(a)(b)	7.00%	78,637	1,925,034
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,169,069
TOTAL PREFERRED STOCKS
(Cost $9,531,100)			8,066,837

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (19.41%)
Bermuda (0.24%)
Start, Ltd., Series 2018-1, Class C(c)	6.90%	05/15/43	$8,498,134	$8,437,798
Cayman Islands (1.97%)
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	19,834,099	19,054,618
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	866,398	833,908
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	12,682,240
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	648,331	629,400
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	3,576,050	3,407,976
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,869,048	1,885,495
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	9,522,775	9,349,461
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,581,884
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class C(c)	6.90%	06/15/26	1,659,995	1,559,732
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	154,715	150,460
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/26	6,973,548	6,171,590
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	4,187,715	4,075,065
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	8,639,803	7,279,034
Ireland (0.13%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	4,797,903	4,500,433
United States (17.07%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	83.18%	09/15/53	346,574	201,117
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,505,850
Avant Credit Card Master Trust, Series 2024-1A, Class C(c)	6.23%	10/16/27	2,000,000	1,991,400
Avant Credit Card Master Trust, Series 2024-1A, Class D(c)	8.80%	10/16/27	5,000,000	5,025,500
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	8,344,380	8,533,797
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,399,481	1,418,933
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	6,741,571	6,664,717

	Rate	Maturity Date	Principal Amount	Value
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	$2,317,724	$2,306,831
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/43	4,334,216	4,007,849
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class A(c)	2.74%	04/15/27	1,095,748	1,060,575
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/41	15,942,087	14,990,345
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	6,242,866	5,965,683
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	2,166,803
Castlelake Aircraft Structured Trust 2025-2, Series 2025-2A, Class B(c)	6.30%	08/15/32	7,194,000	7,170,260
Chase Auto Credit Linked Notes, Series 2025-1, Class G(c)	10.42%	04/25/29	1,117,246	1,151,098
ClickLease Equipment Receivables , Series 2024-1, Class C(c)	8.40%	02/15/27	7,060,000	7,174,372
CPS Auto Receivables Trust, Series 2023-A, Class E(c)	10.59%	02/16/27	5,000,000	5,456,000
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	07/25/51	1,930,000	1,830,219
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,400,000	2,324,880
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	23,570,880	22,250,911
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	07/25/51	8,808,000	8,101,598
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,840,000	3,510,144
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	1,980,971
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	977,848
FIGRE Trust, Series 2025-HE3, Class B(b)(c)	5.71%	05/25/55	2,868,421	2,861,464
FIGRE Trust, Series 2025-HE3, Class C(b)(c)	5.91%	05/25/55	1,673,245	1,669,096
FIGRE Trust, Series 2025-HE4, Class A(b)(c)	5.41%	07/25/55	4,910,938	4,899,349
FIGRE Trust, Series 2025-HE4, Class C(b)(c)	5.71%	07/25/55	3,437,657	3,416,138
FIGRE Trust, Series 2025-PF1, Class C(b)(c)	6.11%	06/25/55	3,708,898	3,695,902
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	4,688,873	4,672,776
FIGRE Trust, Series 2025-PF1, Class B(b)(c)	5.91%	06/25/55	2,813,324	2,806,230
Flagship Credit Auto Trust, Series 2022-3, Class E(c)	7.95%	10/15/29	1,000,000	605,600
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,648,376
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	4,168,151	4,185,241
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,818,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	2,456,484	2,386,965
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	4,262,458	2,765,475
J.P. Morgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	12/26/28	1,111,777	1,112,222
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	02/15/29	3,000,000	718,800
Libertas Asset Securitization LLC, Series 2025-1A, Class B(c)	6.54%	07/15/28	2,000,000	2,002,400
Libertas Asset Securitization LLC, Series 2025-1A, Class A(c)	6.34%	07/15/28	2,500,000	2,503,000
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	90,130	87,913
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,350,350
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,835,500
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	10,925,404	11,065,249
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	7,055,986	7,120,901
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	2,687,478	2,685,865
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	13,582,564	13,638,252
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	11,049,814	11,160,313
Pagaya AI Debt Trust, Series 2023-5, Class D(c)	9.00%	04/15/31	19,999,831	20,061,830
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	8.49%	06/16/31	1,658,268	1,666,559
Pagaya AI Debt Trust, Series 2023-6, Class D(c)	9.00%	06/16/31	19,994,872	20,148,832
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	3,585,838	3,606,278
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.28%	07/15/31	4,398,755	4,411,071

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.76%	08/15/31	$1,900,287	$1,907,128
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	8,617,043	8,704,936
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	17,027,600	17,138,279
Pagaya AI Debt Trust, Series 2025-4, Class D(c)	6.57%	01/17/33	3,500,000	3,507,000
Pagaya AI Debt Trust, Series 2025-4, Class B(c)	5.69%	01/17/33	10,000,000	10,056,000
Pagaya AI Debt Trust, Series 2025-4, Class C(c)	6.15%	01/17/33	4,500,000	4,514,400
Pagaya Ai Debt Trust, Series 2025-R1, Class B(c)	5.71%	06/15/32	4,250,000	4,263,175
Point Securitization Trust, Series 2025-1, Class A1(c)	6.25%	05/25/28	10,889,953	10,816,384
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	9,525,000	9,567,862
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	3,641,630	3,583,808
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	08/15/28	1,370,000	1,372,466
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,922,485	2,730,186
Soundview Home Loan Trust, Series 2007-OPT4, Class 1A1(b)	1M CME TERM SOFR + 1.11%	09/25/37	5,462,640	4,027,657
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	1,281,366	1,208,713
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	1,895,560	1,837,745
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	1,886,474	1,639,346
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	1,209,648	1,161,021
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	8,798,808	8,205,769
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	4,817,489	4,110,282
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	72,264	72,372
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)	10.00%	10/25/27	6,435,000	5,873,224
Twin Hospitality I LLC, Series 2024-1A, Class A2I(c)	9.00%	10/25/27	1,196,321	1,205,294
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)	9.00%	10/25/27	26,135,625	25,607,685
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	8,500,000	8,528,050
Unlock HEA Trust, Series 2025-1, Class A(c)	6.75%	04/25/33	9,000,000	8,935,525
Upstart Securitization Trust 2021-2, Series 2021-2 C, Class C(c)	3.61%	06/20/31	882,873	879,165
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,499,080
Willis Engine Structured Trust IV, Series 2018-A, Class B(c)(d)	5.44%	09/15/26	2,298,137	2,289,633
MFA, Series 2024-NPL1, Class A1(d)	6.33%	09/25/27	5,452,114	5,440,820
PRET LLC, Series 2024-NPL4, Class A1(c)(d)	7.00%	07/25/27	6,370,071	6,373,382
PRET LLC, Series 2024-NPL5, Class A1(c)(d)	5.96%	09/25/27	22,137,170	22,197,291
PRET LLC, Series 2024-NPL6, Class A1(c)(d)	5.93%	10/25/27	9,038,996	9,053,769
PRET LLC, Series 2025-NPL1, Class A1(c)(d)	6.06%	02/25/28	8,881,649	8,928,389
PRET LLC, Series 2025-NPL4, Class A1(c)(d)	6.37%	04/25/55	16,436,551	16,472,835
PRET LLC, Series 2025-NPL5, Class A1(c)(d)	6.24%	05/25/28	19,872,150	19,902,324
PRET LLC, Series 2025-NPL6, Class A1(c)(d)	5.74%	06/25/28	19,700,421	19,673,681
PRET LLC, Series 2025-NPL7, Class A1(c)(d)	5.66%	07/25/28	15,000,000	14,996,811
PRET LLC, Series 2025-NPL8, Class A1	5.73%	07/25/28	20,000,000	19,999,992
PRET LLC, Series 2025-NPL8, Class A2	7.99%	07/25/28	4,500,000	4,499,961
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	32,244,743	7,570,685
RCO VIII Mortgage LLC, Series 2025-3, Class A1(c)(d)	6.43%	05/25/28	2,262,961	2,262,250
Saluda Grade Alternative Mortgage Trust 2025-NPL1, Series 2024-NPL1, Class A1(c)(d)	7.12%	01/25/30	7,130,971	7,136,899

	Rate	Maturity Date	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1(c)(d)	7.77%	04/25/28	$1,072,989	$1,068,307

TOTAL ASSET-BACKED SECURITIES
(Cost $681,185,554)				677,792,323

BANK LOANS (0.78%)
United States (0.78%)
Financials (0.04%)
CSLRTLAX	10.00%	06/01/26	593,344	593,098
UTEX-DEFEASED(e)	6.48%	12/31/49	825,467	823,898
Mortgage Securities (0.74%)
Copper Hill Sportsmans RT	4.25%	02/01/27	6,855,252	6,730,087
Tower Bellflower LLC	9.44%	02/01/26	19,050,000	19,057,620

TOTAL BANK LOANS
(Cost $25,218,139)				27,204,703

COMMERCIAL MORTGAGE-BACKED SECURITIES (26.75%)
United States (26.75%)
1345T, Series 2025-AOA, Class D(b)(c)	1M CME TERM SOFR + 3.00%	06/15/27	3,250,000	3,270,150
BAHA Trust, Series 2024-MAR, Class X(b)(c)(f)	0.36%	12/10/29	284,500,000	2,987,250
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	01/15/39	6,815,399	6,762,239
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	5,584,550
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,479,570
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,061,550
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	3,013,920
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.44%	03/15/37	4,760,000	3,898,440
BBCMS Mortgage Trust, Series 2020-BID, Class D(b)(c)	1M CME TERM SOFR + 4.74%	10/15/25	9,800,000	9,802,940
BBCMS Mortgage Trust, Series 2020-BID, Class C(b)(c)	1M CME TERM SOFR + 3.75%	10/15/25	7,490,000	7,495,243
BBCMS Mortgage Trust, Series 2020-BID, Class A(b)(c)	1M CME TERM SOFR + 2.25%	10/15/25	9,516,000	9,526,468
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.46%	11/15/28	4,079,000	3,830,589
BBCMS Mortgage Trust, Series 2025-5C34, Class C(b)	6.81%	05/15/30	1,750,000	1,776,600
BBCMS Mortgage Trust, Series 2025-5C34, Class D(c)	4.25%	05/15/30	2,000,000	1,768,200
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,618,969
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.64%	06/15/38	15,300,000	6,188,850
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.63%	06/15/38	8,500,000	1,646,450
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,668,280
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	3,390,190
BCRR, Series 2016-FRR3, Class E(b)(c)	30D US SOFR + 18.46%	05/26/26	24,057,599	23,817,023

	Rate	Maturity Date	Principal Amount	Value
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	6.98%	01/15/30	$25,109,991	$25,280,739
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	8.89%	01/15/30	5,042,000	5,184,689
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	7.84%	01/15/30	8,000,000	8,155,200
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 5C(c)	0.00%	05/25/52	6,619,500	4,934,175
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)	0.00%	05/25/52	12,585,000	10,101,979
BMO Mortgage Trust, Series 2025-5C10, Class C(b)	6.49%	05/15/30	1,750,000	1,790,250
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/58	2,000,000	1,769,600
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b)(c)	1M CME TERM SOFR + 2.49%	05/15/26	4,935,031	4,936,512
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	4,851,136	4,852,591
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.69%	02/15/26	88,545	89,077
BX Trust, Series 2021-RISE, Class F(b)(c)	1M CME TERM SOFR + 2.76%	11/15/36	17,430,475	17,433,961
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,539,900
BX Trust, Series 2023-DELC, Class D(b)(c)	1M CME TERM SOFR + 4.39%	05/15/38	3,000,000	3,027,600
BX Trust, Series 2023-DELC, Class B(b)(c)	1M CME TERM SOFR + 3.34%	05/15/38	8,345,000	8,405,918
BX Trust, Series 2023-DELC, Class E(b)(c)	1M CME TERM SOFR + 5.29%	05/15/38	6,000,000	6,058,800
BXP Trust, Series 2021-601L, Class D(b)(c)	2.78%	01/15/32	1,699,000	1,342,210
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,125,500
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	35,445,000	35,615,136
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	11,550,000	11,583,495
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	8,900,000	8,923,140
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	270,480
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,407,443
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	22,373,052
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	1,486,025	1,456,516
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(c)	3.40%	08/15/57	9,155,000	8,932,533
Commercial Mortgage Lease-Backed Certificates Series-1, Series 2001-CMLB, Class J(b)(c)	6.25%	06/20/31	31,665	31,415
Countrywide Alternative Loan, Series 2007-17CB, Class A6	5.01%	08/25/37	6,510,943	2,764,937
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.63%	10/15/25	1,745,000	1,679,562
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M CME TERM SOFR + 6.16%	10/15/25	11,340,000	10,329,606
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,913,500
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.71%	04/13/28	2,439,000	2,441,927
Extended Stay America Trust, Series 2021-ESH, Class E(b)(c)	1M CME TERM SOFR + 2.96%	07/15/26	18,183,828	18,271,110
Extended Stay America Trust, Series 2021-ESH, Class F(b)(c)	1M CME TERM SOFR + 3.81%	07/15/26	42,028,659	42,129,528

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Mscr Trust Mn1, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	$2,000,000	$2,071,000
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,504,470
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,426,040
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	10,896,756	11,036,234
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,513,250
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(f)	4.68%	01/25/33	19,488,345	5,226,774
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.10%	01/25/33	11,437,000	3,364,766
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.38%	11/25/32	6,840,000	1,687,428
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(f)	5.89%	01/25/34	8,700,000	3,240,750
FREMF Mortgage Trust, Series 2018-K156, Class C(c)	0.00%	07/25/33	6,449,682	3,375,764
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	03/25/26	10,351,506	10,321,486
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	3.96%	06/25/29	28,878,000	24,638,710
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.83%	07/25/29	27,107,958	688,491
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.11%	03/25/30	19,798,429	588,013
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.21%	07/25/40	14,156,422	539,667
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.08%	09/25/30	50,606,302	2,280,295
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.02%	10/25/30	17,758,420	675,497
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.00%	10/25/40	39,663,642	910,991
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.86%	01/25/41	26,931,226	714,612
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.47%	01/25/31	24,978,302	557,016
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.10%	11/25/31	109,608,871	1,334,806
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.42%	11/10/27	15,740,000	16,366,452
FS Trust, Series 2024-HULA, Class D(b)(c)	1M CME TERM SOFR + 2.94%	08/15/26	4,400,000	4,406,160
FS Trust, Series 2024-HULA, Class E(b)(c)	1M CME TERM SOFR + 3.44%	08/15/26	5,000,000	5,006,500
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.59%	03/16/59	67,721,170	2,478,595
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,625,840
Great Wolf Trust, Series 2024-WOLF, Class E	6.12%	03/15/29	24,100,000	24,191,580
Hilton USA Trust, Series 2025-NVIL, Class C(b)(c)	1M CME TERM SOFR + 2.64%	07/15/27	4,700,000	4,711,280
Hilton USA Trust, Series 2025-NVIL, Class A(b)(c)	1M CME TERM SOFR + 1.74%	07/15/27	10,000,000	10,025,000
Hilton USA Trust, Series 2025-NVIL, Class B(b)(c)	1M CME TERM SOFR + 2.12%	07/15/27	8,000,000	8,019,200
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/26	6,500,000	6,341,400
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,635,000
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	16,000,000	16,059,200

	Rate	Maturity Date	Principal Amount	Value
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C(b)(c)	1M CME TERM SOFR + 2.54%	06/15/26	$2,076,000	$2,078,906
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	2,382,707	2,361,739
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/34	4,250,000	4,245,325
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,937,900
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,764,207	2,761,719
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	12,900,000	12,894,840
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/27	25,000,000	24,880,000
INTOWN Mortgage Trust, Series 2025-STAY, Class E(b)(c)	1M CME TERM SOFR + 3.85%	03/15/27	11,000,000	10,947,200
INTOWN Mortgage Trust, Series 2025-STAY, Class C(b)(c)	1M CME TERM SOFR + 2.25%	03/15/27	6,400,000	6,369,280
J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.35%	02/15/51	2,809,411	2,794,802
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	15,620,473	15,406,473
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.17%	04/15/27	6,414,157	6,275,611
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	3,800,000	3,798,860
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class C(b)(c)	6.50%	10/25/29	9,360,656	9,196,845
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	9,958,000
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,189,356
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,430,705
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	25,000,000	25,170,000
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	16,232,000	16,300,174
MILE Trust, Series 2025-STNE, Class A(b)(c)	1M CME TERM SOFR + 1.50%	07/15/27	7,000,000	7,011,900
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,976,243
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	5,000,000	4,984,500
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,660,901	1,685,980
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	12,785,643	13,119,348
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,624,000
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,474,760
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,910,000

	Rate	Maturity Date	Principal Amount	Value
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	$2,000,000	$1,999,800
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)	0.00%	03/28/49	15,460,000	14,594,240
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	9,291,490	9,200,434
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,652,176
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.39%	01/05/35	8,100,000	6,343,920
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	12,963,293
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,711,277
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,509,230
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,201,424
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,603,800
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	6,713,745	6,730,529
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	5,075,617	5,075,617
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,347,152	10,347,152
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.19%	12/10/26	9,158,000	8,846,628
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,927,773
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	208,017	167,502
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,033,164	830,954
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,655,964	1,017,232
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	576,875	439,747
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.82%	06/25/32	3,297,365	2,329,592
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.82%	08/25/33	1,232,061	810,714
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.73%	04/25/52	3,045,738	2,440,245
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	6.90%	03/15/28	8,500,000	8,483,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $969,758,937)				934,312,564

CONVERTIBLE CORPORATE BONDS (0.74%)
United States (0.74%)
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,642,476
PennyMac Corp.	8.50%	06/01/29	3,000,000	3,064,605
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	1,002,500
RWT Holdings, Inc.	5.75%	10/01/25	11,300,000	11,300,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $25,646,944)				26,009,581

	Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS (0.13%)
United States (0.13%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	$7,076,849	$4,495,214

TOTAL CORPORATE BONDS
(Cost $5,115,497)				4,495,214

GOVERNMENT BOND (10.82%)
United States (10.82%)
U.S. Treasury Note	3.88%	08/15/34	250,000,000	241,894,525
U.S. Treasury Note	4.25%	05/15/35	34,000,000	33,699,845
U.S. Treasury Note	4.63%	02/15/35	100,000,000	102,167,970

TOTAL GOVERNMENT BOND
(Cost $383,415,598)				377,762,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES (34.43%)
United States (34.43%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	1,783,160	1,812,716
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.12%	11/25/68	3,000,000	3,002,406
A&D Mortgage Trust, Series 2024-NQM1, Class B1(b)(c)	8.50%	02/25/69	3,017,000	3,037,860
A&D Mortgage Trust, Series 2024-NQM4, Class A3(c)(d)	5.82%	08/25/69	4,831,692	4,815,047
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,759,598
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	8.03%	08/25/69	2,572,667	2,553,996
A&D Mortgage Trust, Series 2025-NQM2, Class A1(b)(c)	5.79%	05/25/29	9,758,127	9,790,951
A&D Mortgage Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	05/25/29	1,951,625	1,954,907
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,485,501	3,490,171
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,039,688
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	190,559	7,282
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,898,701	3,486,351
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,556,897	9,035,208
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,030,329	2,154,069
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,321,205	977,194
Alternative Loan Trust, Series 2006-2CB, Class A4(b)	1M CME TERM SOFR + 0.51%	03/25/36	3,649,428	1,233,992
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,159,794	2,684,876
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,909,856	2,851,005
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,542,041	641,261
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,566,007	5,100,715
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2(d)	6.75%	12/25/36	7,620,262	2,376,690
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C(b)	1M CME TERM SOFR + 0.30%	05/25/47	14,234,944	8,457,939

	Rate	Maturity Date	Principal Amount	Value
Anchor Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.36%	05/25/40	$3,400,000	$3,397,110
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.96%	05/25/40	1,500,000	1,497,687
Anchor Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.72%	05/25/40	4,000,000	3,993,061
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	1,464,117	1,382,156
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,437,335	1,261,483
Banc of America Funding, Series 2015-R2, Class 9A2(b)(c)	1.63%	07/27/27	9,801,858	9,007,206
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,475,381	4,272,378
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	301,165	282,180
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,407,217	2,255,468
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,655,796	5,135,608
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	4,982,562	4,535,634
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	726,845	611,887
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	1,819,840	1,590,926
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,750,594	2,364,411
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	2,050,041	1,915,475
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	654,020	611,374
CAFL Issuer LP, Series 2025-RRTL1, Class A1(c)(d)	5.68%	11/30/27	20,950,000	20,977,005
CAFL Issuer LP, Series 2025-RRTL1, Class A2(c)(d)	6.32%	11/30/27	6,000,000	6,003,134
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.34%	05/25/27	10,526,000	10,597,263
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,215,697	756,723
CHNGE Mortgage Trust, Series 2022-1, Class A1(b)(c)	3.01%	01/25/67	13,352,521	12,557,524
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	822,080	824,037
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	3,298,498	3,321,683
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	4,946,017	5,010,125
CIM Trust, Series 2025-NR1, Class A1(c)(d)	5.00%	06/25/64	20,475,197	19,837,186
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,179,208	1,015,154
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,409,471	2,131,569
COLT Mortgage Loan Trust, Series 2025-5, Class A2(c)(d)	5.79%	05/25/70	1,576,150	1,575,245
Cribs Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.81%	10/25/27	8,350,000	8,407,076
Cribs Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.44%	10/25/27	5,850,000	5,859,672
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,070,743
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	05/25/65	505,479	502,295
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3(b)(c)	1.13%	05/25/65	1,479,650	1,409,014
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	3.49%	07/25/27	18,759,664	18,493,076
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	07/25/27	3,500,000	3,346,619
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.02%	09/25/27	4,000,000	4,062,680
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A(b)	1M CME TERM SOFR + 0.31%	10/19/36	19,057,035	12,837,118
Easy Street Mortgage Loan Trust, Series 2025-RTL1, Class A1(c)(d)	6.46%	05/25/40	17,500,000	17,494,949
Fidelis Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)	6.22%	02/27/40	1,750,000	1,751,191
Fidelis Mortgage Trust, Series 2025-RTL2, Class A1(b)(c)	5.57%	07/25/40	25,000,000	24,973,805

	Rate	Maturity Date	Principal Amount	Value
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2(b)(c)	6.06%	07/25/40	$2,250,000	$2,247,741
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/66	532,204	442,408
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	828,673
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1(b)(c)	5.65%	06/25/65	11,693,456	11,713,894
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A3(b)(c)	5.90%	06/25/65	10,759,928	10,757,516
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	15,011,559	7,843,301
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class A2(c)(d)	5.85%	02/25/27	6,100,000	6,078,993
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(c)	6.83%	02/25/27	4,000,000	3,943,967
ICAP, Series 2025-RTL1, Class A1(c)(d)	6.47%	01/25/28	13,000,000	12,994,981
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	3,954,479	3,681,214
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.06%	02/25/68	4,500,000	4,492,097
J.P. Morgan Mortgage Trust, Series 2025-5MPR, Class A1D(c)(d)	5.50%	11/25/55	18,931,035	18,889,705
J.P. Morgan Mortgage Trust, Series 2025-VIS1, Class B1(b)(c)	7.06%	02/25/29	4,955,000	4,938,275
J.P. Morgan Mortgage Trust, Series 2025-NQM2, Class A3(c)(d)	5.92%	09/25/65	10,768,885	10,785,783
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,332,747	4,028,797
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,615,172	858,185
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,989,437	4,548,567
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.21%	05/25/37	3,079,314	2,815,562
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,531,343	6,043,408
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	11,566,442	11,579,300
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,034,314
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,008,043
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,594,873
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,849,162
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	15,190,000	15,268,909
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,047,123
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	18,306,000	18,450,634
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,135,291
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	12/25/26	1,250,000	1,262,780
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	10,500,000	10,575,902
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	10,636,000	10,732,781
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	12,000,000	12,048,025
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,327,899
LHOME Mortgage Trust, Series 2024-RTL5, Class M2(b)(c)	8.18%	09/25/39	6,900,000	6,801,403
LHOME Mortgage Trust, Series 2025-RTL1, Class M2(b)(c)	8.38%	01/25/40	3,750,000	3,704,236
LHOME Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	5.95%	01/25/40	5,000,000	4,982,564
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	5,957,333
Lhome Mortgage Trust 2025-Rtl2, Series 2025-RTL2, Class A1(b)(c)	5.61%	04/25/40	5,000,000	5,010,662
Lhome Mortgage Trust 2025-Rtl2, Series 2025-RTL2, Class A2(b)(c)	6.10%	04/25/40	4,400,000	4,394,357
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	16,059,940	2,511,476
MFA, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	27,486,000	27,679,007

	Rate	Maturity Date	Principal Amount	Value
MFA, Series 2024-NQM2, Class B1B(b)(c)	7.29%	08/25/69	$5,448,000	$5,405,703
MFA, Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	4,600,000	4,616,250
MFA, Series 2025-NQM2, Class A1(c)(d)	5.68%	05/27/70	14,457,503	14,480,643
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A2(c)(d)	5.76%	04/25/29	2,685,007	2,685,731
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A3(c)(d)	5.97%	04/25/29	2,929,098	2,935,129
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A3(c)(d)	5.85%	07/25/29	10,000,000	9,991,782
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1(c)(d)	5.44%	07/25/29	3,000,000	2,997,614
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A2(c)(d)	5.70%	07/25/29	2,100,000	2,098,312
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A3(c)(d)	5.90%	07/25/70	14,703,000	14,701,703
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2(b)(c)	4.86%	10/26/36	2,161,299	2,083,826
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	5,013,214
NYMT Loan Trust, Series 2024-BPL2, Class A1(c)(d)	6.51%	05/25/39	4,137,000	4,165,147
NYMT Loan Trust, Series 2024-BPL2, Class M(c)	8.41%	05/25/39	11,250,000	11,367,167
NYMT Loan Trust, Series 2024-BPL3, Class M1(b)(c)	6.90%	09/25/39	8,700,000	8,588,204
PRKCM, Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	943,711	945,931
PRPM LLC, Series 2024-2, Class A1(c)(d)	7.03%	03/25/27	2,594,283	2,595,683
PRPM LLC, Series 2024-4, Class A1(c)(d)	6.41%	07/25/27	10,142,169	10,143,525
PRPM LLC, Series 2025-2, Class A1(c)(d)	6.47%	05/25/30	6,682,501	6,676,876
PRPM LLC, Series 2025-3, Class A1(c)(d)	6.26%	05/25/28	24,406,433	24,349,310
PRPM LLC, Series 2025-5, Class A1(c)(d)	5.93%	07/25/28	15,000,000	14,959,695
PRPM LLC, Series 2025-5, Class A2(c)(d)	9.07%	07/25/28	2,072,000	2,064,249
PRPM LLC, Series 2025-6, Class A1(b)(c)	5.77%	08/25/28	20,000,000	19,999,970
PRPM LLC, Series 2025-6, Class A2(b)(c)	8.33%	08/25/28	4,400,000	4,399,889
Rain City Mortgage Trust, Series 2024-RTL1, Class A1(b)(c)	6.53%	11/25/29	15,000,000	14,953,451
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.02%	11/25/29	10,000,000	10,034,248
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	4,613,601	3,568,606
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,488,046	1,085,889
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	841,745	653,498
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,386,250
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,114,877	11,338,055
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	2,989,273	2,171,346
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,849,351	2,861,726
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,533,608	1,166,581
Residential Asset Securitization Trust, Series 2007-A1, Class A3(b)	1M CME TERM SOFR + 0.71%	03/25/37	30,461,415	7,200,954
Residential Asset Securitization Trust, Series 2007-A1, Class A9	5.75%	03/25/37	4,622,179	1,523,886
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	177,631	175,514
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,259,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,745,000	6,721,879
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.49%	08/25/26	504,951	502,767
Roc Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	6.06%	04/25/27	4,250,000	4,242,829

	Rate	Maturity Date	Principal Amount	Value
Roc Mortgage Trust, Series 2024-RTL1, Class M1(b)(c)	7.28%	04/25/27	$7,000,000	$6,948,912
Roc Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.11%	08/25/27	4,200,000	4,195,441
Roc Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	6.99%	08/25/27	5,000,000	4,921,821
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	11,265,976	11,260,475
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	742,383
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,010,795
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,006,902
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	28,750,000	28,860,084
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	30,500,000	30,929,611
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,621,863
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	12,250,000	12,365,045
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	02/25/65	2,882,914	2,891,467
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A3(c)(d)	6.06%	05/25/65	13,830,680	13,858,706
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	48,907	48,692
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	137,627	137,025
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	2,961,105	2,916,924
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	585,035	554,315
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	713,457	677,282
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,502,768	5,334,865
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,041,090
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,043,014
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,058,040
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	6,500,000	6,554,515
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,030,680
Toorak Mortgage Trust, Series 2024-RRTL2, Class B1(b)(c)	8.18%	09/25/39	2,800,000	2,783,385
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,841,398
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	5,963,369
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,732,678
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	3,933,384
Toorak Mortgage Trust, Series 2025-RRTL1, Class B1(b)(c)	8.34%	03/25/27	3,000,000	3,027,668
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	1,995,277
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.68%	04/25/40	6,797,000	6,840,048
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A1(c)(d)	6.80%	03/25/30	17,806,000	17,955,594
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,950,693
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	1,012,136	973,388
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	751,515	722,616
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	1,799,662	1,731,929
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	16,298,473	15,064,249
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,780,351
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	6.51%	03/25/27	8,000,000	8,019,791

	Rate	Maturity Date	Principal Amount	Value
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	$2,000,000	$2,031,467

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,225,294,521)				1,202,551,757

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (5.89%)
Money Market Fund (5.89%)
First American Government Obligations Fund	4.23%	205,766,942	205,766,942

TOTAL SHORT TERM INVESTMENTS
(Cost $205,766,942)			205,766,942

TOTAL INVESTMENTS (99.19%)
(Cost $3,531,454,387)			$3,464,203,702

Other Assets In Excess Of Liabilities (0.81%)			28,324,007
NET ASSETS (100.00%)			$3,492,527,709

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $2,565,210,578, which represents 73.45% of net assets as of July 31, 2025.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2025.
(e)	The Fund's interest in this loan is held through a wholly-owned LLC of the fund. See Notes 1 and 2 to the Consolidated Notes to Schedule of Investments.
(f)	Interest only securities.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M CME Term SOFR - 1 Month CME SOFR as of July 31, 2025 was 4.35%

12M US FED - 12 Month US FED as of July 31, 2025 was 4.15%

1M US SOFR - 1 Month US SOFR as of July 31, 2025 was 4.34%

30D US SOFR - 30 Day US SOFR as of July 31, 2025 was 4.34%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	$87,574	$87,574
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	561,140	561,140
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/01/2035	103,000,000	USD	3.60%	57,877	57,877
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	$1,776,374	$1,776,373
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	111,169	111,169
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.83%	439	439
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	128,621	128,621
Receive	Goldman Sachs & Co. LLC	1D US SOFR	02/13/2034	26,664,000	USD	3.82%	123,307	123,307
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	24,179	24,179
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.88%	426	426
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	44,161	44,161
							$2,915,266	$2,915,266

Pay	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$(16,750)	$(16,750)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	(318,464)	(318,464)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.38%	(1,014,889)	(1,014,889)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(940,438)	(940,438)
							$(2,290,541)	$(2,290,541)
							$624,725	$624,725

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually, while 1M US SOFR pay amounts semiannually and receive amounts quarterly, and while 3M US SOFR pay amounts monthly and receive amounts semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2025

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in a wholly-owned and controlled subsidiary of the Fund, Axonic Strategic Loan Funds LLC (the "Subsidiary"). The Subsidiary has the same investment objective as the Fund and is a Delaware limited liability company. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of July 31, 2025, the total value of investments held by the Subsidiary is $823,898, or approximately 0.02% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$241,441	$–	$–	$241,441
Preferred Stocks	8,066,837	–	–	8,066,837
Asset-Backed Securities	–	677,792,323	–	677,792,323
Bank Loans	–	27,204,703	–	27,204,703
Commercial Mortgage-Backed Securities	–	934,312,564	–	934,312,564
Convertible Corporate Bonds	–	26,009,581	–	26,009,581
Corporate Bonds	–	4,495,214	–	4,495,214
Government Bonds	–	377,762,340	–	377,762,340
Residential Mortgage-Backed Securities	–	1,202,551,757	–	1,202,551,757
Short Term Investments	205,766,942	–	–	205,766,942
Total	$214,075,220	$3,250,128,482	$–	$3,464,203,702
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$2,915,266	$–	$2,915,266
Liabilities:
Interest Rate Swap Contracts	$–	$(2,290,541)	$–	$(2,290,541)
Total	$–	$624,725	$–	$624,725

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.